STAPLED UNITHOLDERS' EQUITY - Trust's unit-based compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unit-based Compensation
Unit-based compensation expense	$ 7,484	$ 3,944
Total fair value remeasurement expense	1,889	500
Director/Trustee Deferred Share Unit Plan
Unit-based Compensation
Unit-based compensation expense	1,645	948
Total fair value remeasurement expense	568	122
Executive Deferred Stapled Unit Plan
Unit-based Compensation
Unit-based compensation expense	5,839	2,996
Restricted Stapled Units Plan For Exceutive And Employees
Unit-based Compensation
Total fair value remeasurement expense	$ 1,321	$ 378